OPERATING SEGMENTS (Details 3) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	$ 250,138	$ 404,185	$ 185,042
Provisions	3,879,559	2,799,121	2,180,459
Banking Colombia [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	163,274	130,892	97,456
Provisions	3,422,531	2,130,261	1,921,873
Banking Panama [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	39,486	44,484	8,102
Provisions	165,651	381,531	114,425
Banking El Salvador [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	16,191	35,466	18,819
Provisions	162,877	104,864	65,037
Banking Guatemala [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	7,157	95,891
Provisions	138,297	127,370
Trust [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0	0
Provisions	548	164	3,241
Investment banking [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0
Provisions	(467)	423
Brokerage [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0
Provisions	147	(34)
Off shore [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	0	0	0
Provisions	(4,449)	48,977	67,347
All other segments [Member]
Operating segments [Line Items]
Restructured loans that were transferred to foreclosed assets	24,030	97,452	60,665
Provisions	$ (5,576)	$ 5,565	$ 8,536